Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments In Associates And Joint Ventures [abstract]
Amount at the beginning of year	$ 67,590	$ 32,686	$ 6,045
Acquisitions and contributions		4,826	280
Income on investments in associates and joint ventures	13,270	7,968	4,839
Translation differences	26,458	20,673	3,180
Distributed dividends	(2,717)	(811)	(583)
Interest maintained in YPF EE			17,285
Adjustment for inflation	2,511	1,510	1,640
Capitalization in joint ventures		738
Amount at the end of year	$ 107,112	$ 67,590	$ 32,686